Revenue Recognition and Contracts with Customers - Schedule of Disaggregated Net Sales Satisfied Overtime and at a Point in Time (Excluding Intercompany Sales) (Details) - USD ($) $ in Thousands	3 Months Ended								12 Months Ended
	Mar. 31, 2020	Dec. 31, 2019	Sep. 30, 2019	Jun. 30, 2019	Mar. 31, 2019	Dec. 31, 2018	Sep. 30, 2018	Jun. 30, 2018	Mar. 31, 2020	Mar. 31, 2019	Mar. 31, 2018
Disaggregation Of Revenue [Line Items]
Amortization of acquired contract liabilities									$ 75,286	$ 67,314	$ 125,148
Revenues	$ 693,110	$ 704,666	$ 772,110	$ 730,231	$ 869,027	$ 807,895	$ 855,108	$ 832,900	2,900,117	3,364,930	$ 3,198,951
Systems & Support [Member]
Disaggregation Of Revenue [Line Items]
Revenue from contracts with customers									1,316,275	1,275,353
Amortization of acquired contract liabilities									34,486	34,121
Revenues excluding intercompany sales									1,350,761	1,309,474
Revenues	352,066	338,924	352,969	313,605	362,198	323,619	332,562	306,632
Systems & Support [Member] | Transferred over Time [Member]
Disaggregation Of Revenue [Line Items]
Revenue from contracts with customers									578,117	548,562
Systems & Support [Member] | Transferred at Point in Time [Member]
Disaggregation Of Revenue [Line Items]
Revenue from contracts with customers									738,158	726,791
Aerospace Structures [Member]
Disaggregation Of Revenue [Line Items]
Revenue from contracts with customers									1,508,556	2,022,263
Amortization of acquired contract liabilities									40,800	33,193
Revenues excluding intercompany sales									1,549,356	2,055,456
Revenues	$ 345,158	$ 368,972	$ 422,579	$ 419,178	$ 511,314	$ 490,337	$ 528,366	$ 532,387
Aerospace Structures [Member] | Transferred over Time [Member]
Disaggregation Of Revenue [Line Items]
Revenue from contracts with customers									1,378,866	1,832,422
Aerospace Structures [Member] | Transferred at Point in Time [Member]
Disaggregation Of Revenue [Line Items]
Revenue from contracts with customers									$ 129,690	$ 189,841